SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit		$ 3.50	$ 3.50
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit		$ 210.00	$ 9.80
Options Outstanding, Number Outstanding		966,072	300,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	8 years 6 months	9 years	8 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price		$ 102.75	$ 4.32
Options Exercisable, Number Exercisable		219,643
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		9 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term		8 years 3 months 18 days